Leases - Schedule of Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Liabilities [Abstract]
Operating lease liabilities – current portion	$ 501,597	$ 48,841
Operating lease liabilities – non-current portion	1,580,015	4,577
Total	2,081,612	53,418
Total operating lease expense	139,426	45,767
ROU assets obtained in exchange for operating lease liabilities	2,140,510	95,174
Cash paid for operating leases	$ 139,420	$ 45,767
Weighted-average remaining lease term – operating leases	4 years 7 months 6 days	1 year 1 month 6 days
Weighted-average discount rate (%)	5.20%	5.25%